Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.021848	$ 0.021848
Common stock, shares issued	380,413	376,660
Common stock, shares outstanding	380,413	376,660
Common Stock, share authorized	Unlimited	Unlimited